10-Q Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 12,545,000	$ 11,555,000	$ 25,047,000	$ 11,256,000
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses	(1,900)	0	0	0
Amortization of premium/discounts on fixed maturity securities	(2,066,000)	(1,078,000)	(2,848,000)	(70,000)
Stock‐based compensation	2,073,000	265,000	683,000	368,000
Depreciation and amortization	1,719,000	679,000	2,268,000	727,000
Non-cash lease expense	378,000	288,000	577,000	640,000
Deferred income taxes	(2,591,000)	(1,745,000)	(4,362,000)	(2,972,000)
Warrant expense	332,000	0
Net changes in operating assets and liabilities:
Accrued investment income	(2,068,000)	(1,303,000)	(3,429,000)	(933,000)
Premium balances receivable	(30,678,000)	(9,613,000)	(9,330,000)	(1,945,000)
Reinsurance recoverable	(52,636,000)	(31,371,000)	(75,858,000)	(49,586,000)
Prepaid reinsurance premiums	(17,260,000)	(16,545,000)	(42,191,000)	(27,618,000)
Deferred policy acquisition costs	(5,157,000)	(2,765,000)	(5,735,000)	(5,763,000)
Income taxes receivable	(213,000)	(105,000)	(1,107,000)	0
Other assets	(7,445,000)	(985,000)	(1,437,000)	1,053,000
Reserve for losses and loss expenses	156,719,000	94,451,000	224,135,000	159,100,000
Unearned premium	47,098,000	39,898,000	112,961,000	89,869,000
Reinsurance balances payable	5,327,000	8,416,000	16,753,000	5,148,000
Accrued expenses	(3,613,000)	(4,302,000)	2,871,000	2,260,000
Income taxes payable	(13,000)	(1,503,000)	(1,475,000)	1,089,000
Other liabilities	10,967,000	2,343,000	(1,298,000)	(979,000)
Net cash provided by operating activities	113,416,000	86,580,000	236,225,000	181,644,000
Purchases of:
Fixed maturity securities	(219,832,000)	(161,044,000)	(345,843,000)	(152,629,000)
Short-term investments	(9,907,000)	(16,649,000)	(21,406,000)	(45,665,000)
Proceeds from the sale and maturity of:
Fixed maturity securities	56,970,000	12,793,000	36,809,000	14,808,000
Short-term investments	6,180,000	51,494,000	59,494,000	0
Purchase of property and equipment, net	(1,599,000)	(1,806,000)	(3,819,000)	(3,972,000)
Net cash used in investing activities	(168,188,000)	(115,212,000)	(274,765,000)	(187,458,000)
Net cash provided by financing activities
Capital contribution from parent	2,839,000	31,000,000	77,656,000	24,000,000
Proceeds from initial public offering, net	130,983,000	0
Net cash provided by financing activities	133,822,000	31,000,000	77,656,000	(1,000,000)
Net change in cash, cash equivalents and restricted cash	79,050,000	2,368,000	39,117,000	(6,814,000)
Cash, cash equivalents and restricted cash, beginning of period	119,768,000	80,651,000	80,651,000	87,465,000
Cash, cash equivalents and restricted cash, end of period	198,818,000	83,019,000	119,768,000	80,651,000
Reconciliation of restricted cash
Cash and cash equivalents	180,324,000	72,623,000	118,070,000	64,659,000
Restricted cash and cash equivalents	18,494,000	10,396,000	1,698,000	15,992,000
Total cash and cash equivalents and restricted cash	$ 198,818,000	$ 83,019,000	$ 119,768,000	$ 80,651,000